Disclosure of detailed information about tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Current tax expense	$ 1,301	$ 1,531
Deferred tax expense	22,774	9,907
Total	$ 24,075	$ 11,438